OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
Rental income	$ 2,053	$ 1,942	$ 6,168	$ 6,647
Unrealized (loss) gain on foreign currency denominated borrowings	(6,201)	3,369	(714)	21
Realized (loss) gain on fair value hedges	(329)	283	236	751
Unrealized loss on fair value hedges	(1,285)	(714)	(246)	(814)
Gain (loss) on investments	971	(437)	1,467	430
Non-service components of net periodic pension income (cost)	275	277	1,531	(120)
(Loss) gain on contingent consideration	(27)	24	(179)	61
Other	2	73	1,195	745
Other (expense) income, net	$ (4,541)	$ 4,817	$ 9,458	$ 7,721